OTHER INTANGIBLES - Schedule of Amortization Expense Related to Finite-Lived Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Asset [Abstract]
Amortization Expense-Intangibles	$ 4,442	$ 4,340